Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Operating Activities
Net income (loss)	$ 244	$ 707		$ (1,853)
Adjustments to reconcile net income(loss) to net cash provided by operating activities
Amortization of deferred policy acquisition costs and present value of future profits	474	178		3,128
Additions to deferred policy acquisition costs and present value of future profits	(381)	(381)		(491)
Change in:
Reserve for future policy benefits and unpaid losses and loss adjustment expenses	252	13		574
Reinsurance recoverables	57	26		66
Receivables and other assets	9	(112)		(20)
Payables and accruals	2,402	295		420
Accrued and deferred income taxes	(125)	(131)		(675)
Net realized capital losses	1	882		877
Net receipts (disbursements) from investment contracts related to policyholder funds - international unit-linked bonds and pension products	(323)	(167)		804
Net (increase) decrease in equity securities, trading	312	164		(809)
Depreciation and amortization	194	207		173
Other, net	(108)	201		328
Net cash provided by operating activities	3,008	1,882		2,522
Proceeds from the sale/maturity/prepayment of:
Fixed maturities and short-term investments, available-for-sale	19,203	28,581		37,224
Fixed maturities, fair value option	37	20
Equity securities, available-for-sale	147	171		162
Mortgage loans	332	1,288		413
Partnerships	128	151		173
Payments for the purchase of:
Fixed maturities and short-term investments, available-for-sale	(20,517)	(28,871)		(35,519)
Fixed maturities, fair value option	(661)	(74)
Equity securities, available-for-sale	(230)	(122)		(61)
Mortgage loans	(1,246)	(189)		(197)
Partnerships	(436)	(172)		(121)
Proceeds from business sold		241
Derivatives payments (sales), net	938	(644)		(520)
Change in policy loans, net	176	(8)		34
Change in payables for collateral under securities lending, net		(46)		(1,805)
Change in all other, net	1	(117)		25
Net cash provided by (used for) investing activities	(2,128)	209		(192)
Financing Activities
Deposits and other additions to investment and universal life-type contracts	12,124	15,405		13,398
Withdrawals and other deductions from investment and universal life-type contracts	(22,720)	(25,030)		(23,487)
Net transfers from (to) separate accounts related to investment and universal life-type contracts	10,439	8,211		6,805
Net repayments at maturity or settlement of consumer notes	(68)	(754)		(74)
Issuance of structured financing				(189)
Capital contributions (1) (2)		(195)	[1],[2]	1,397	[1],[2]
Dividends paid (1)				(33)	[1]
Net cash used for financing activities	(225)	(2,363)		(2,183)
Foreign exchange rate effect on cash	(3)	10		(15)
Net increase (decrease) in cash	652	(262)		132
Cash - beginning of year	531	793		661
Cash - end of year	1,183	531		793
Supplemental Disclosure of Cash Flow Information:
Net cash paid (received) during the year for income taxes	$ (105)	$ 354		$ (282)

[1]	The Company made noncash dividends of $5 in 2009 related to the assumed reinsurance agreements with Hartford Life Insurance K.K.
[2]	The Company received noncash capital contributions of $887 as a result of valuations associated with an October 1, 2009 reinsurance transaction with an affiliated captive reinsurer. Refer to Note 16 of the Notes to Consolidated Financial Statements for further discussion of this transaction.